Acquisition of Navios Acquisition - Lease Future Amortization Income (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Aug. 25, 2021	Mar. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total			$ 112,139
Within One Year				$ (126,710)
Year Two				(52,501)
Year Three				20,431
Year Four				12,462
Year Five				11,445
Year Six and thereafter				941
Total	$ (27,984)	$ (47,906)	(6,529)	$ (224,490)
Above Market Acquired Charters [Member]
Finite-Lived Intangible Assets [Line Items]
Within One Year			24,398
Year Two			18,232
Year Three			18,156
Year Four			17,702
Year Five			11,182
Year Six and thereafter			22,469
Total			112,139
Below Market Acquired Charters [Member]
Finite-Lived Intangible Assets [Line Items]
Within One Year			(4,672)
Year Two			(1,857)
Year Three			0
Year Four			0
Year Five			0
Year Six and thereafter			0
Total			$ (6,529)